Commitments	12 Months Ended
Dec. 31, 2022
Commitments
Commitments

32	Commitments

The Company has agreements to manage and maintain its activities, as well as to build new projects aiming at achieving the objectives proposed in its target plan. Below, the main unrecorded committed amounts as of December 31, 2020:

	1 year	1-3 years	3-5 years	More than 5 years	Total
Contractual obligations – Expenses	1,476,267	1,379,448	271,242	657,401	3,784,358
Contractual obligations – Investments	3,091,768	3,125,523	1,153,532	172,782	7,543,605
Total	4,568,035	4,504,971	1,424,774	830,183	11,327,963